Warrants (Details) - Schedule of Activity Related to the Warrants - Warrants [member]	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Warrants (Details) - Schedule of Activity Related to the Warrants [Line Items]
Shares, Outstanding beginning balance | shares	105,350
Weighted Average Exercise Price, Outstanding | $ / shares	$ 1
Shares, Granted | shares	105,000
Weighted Average Exercise Price, Granted | $ / shares	$ 5
Shares,Outstanding ending balance | shares	210,350
Weighted Average Exercise Price, Outstanding | $ / shares	$ 3
Shares, Exercisable, end of period | shares	210,350
Weighted Average Exercise Price, Exercisable, end of period | $ / shares	$ 3
Weighted Average Remaining Contractual Life in Years, Exercisable, end of period	4 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable end of period | $	$ 0